UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
October 23, 2012

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	9116
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      204     4650 SH       SOLE                     4650
AMERICAN EXPRESS               COM              025816109       45      800 SH       SOLE                      800
CISCO SYSTEMS                  COM              17275R102      179     9380 SH       SOLE                     9380
CONOCOPHILLIPS                 COM              20825c104       65     1135 SH       SOLE                     1135
COSTCO                         COM              22160K105      558     5570 SH       SOLE                     5570
DEERE & CO                     COM              244199105       58      700 SH       SOLE                      700
DTE ENERGY                     COM              233331107       12      200 SH       SOLE                      200
DUKE ENERGY                    COM              26441C105      318     4904 SH       SOLE                     4904
EXXON MOBIL                    COM              30231G102      769     8408 SH       SOLE                     8408
GENERAL ELECTRIC               COM              369604103      262    11550 SH       SOLE                    11550
HELMERICH & PAYNE              COM              423452101       14      300 SH       SOLE                      300
HEWLETT PACKARD                COM              428236103       86     5025 SH       SOLE                     5025
HOME FED BANCORP               COM              43709A101      413    36522 SH       SOLE                    36522
INT'L BUS MACH                 COM              459200101      104      500 SH       SOLE                      500
JOHNSON & JOHNSON              COM              478160104      379     5505 SH       SOLE                     5505
METLIFE                        COM              59156R108      116     3375 SH       SOLE                     3375
MICRON TECH                    COM              595112103        5      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      347    11665 SH       SOLE                    11665
MONDELEZ INTL                  COM              609207105       42     1025 SH       SOLE                     1025
MYLAN LABS                     COM              628530107      119     4900 SH       SOLE                     4900
NOBLE CORP                     COM                              99     2775 SH       SOLE                     2775
PEPSICO INC                    COM              713448108       79     1110 SH       SOLE                     1110
PHILLIPS 66                    COM              718546104       26      566 SH       SOLE                      566
PROCTOR & GAMBLE               COM              742718109      208     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       23      550 SH       SOLE                      550
US BANCORP                     COM              902973106      582    16975 SH       SOLE                    16975
VERIZON COMM                   COM              92343V104       66     1440 SH       SOLE                     1440
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
JP MORGAN 8.625% CALL 9/1/13                    46625H621       46     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 11                  780097754        8      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      135     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       21  872.905 SH       SOLE                  872.905
BARON GROWTH FD                                 068278209     1411 24239.715SH       SOLE                24239.715
INVESCO DEVELOPING MKTS A                       00141T577      453 13933.842SH       SOLE                13933.842
LAUDUS INT'L MRKTMASTERS INST                   808509640     1099 58379.748SH       SOLE                58379.748
LAUDUS INT'L MRKTMASTERS INV                    808509889       22 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       28  878.037 SH       SOLE                  878.037
ISHARES S&P PREFD INDX                          464288687      581 14575.000SH       SOLE                14575.000
SCHWAB US LARGE CAP                             808524201      115 3360.000 SH       SOLE                 3360.000